Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues	$ 17,720,359	$ 16,376,697
Cost of revenues	(17,479,727)	(15,897,467)
Gross profit	240,632	479,230
Total other expenses, net	(1,465,422)	641,535
Loss before income taxes	(49,541,958)	6,928,576
Income tax expenses	0	(334)
Net (loss) income	(49,541,958)	6,928,242
Robotics Solutions [Member]
Revenues	107,589	0
Cost of revenues	(59,512)	0
Gross profit	48,077	0
Activated Carbon [Member]
Revenues	17,612,770	16,376,697
Cost of revenues	(17,415,537)	(15,897,467)
Gross profit	197,233	479,230
Combined [Member]
Revenues	17,720,359	16,376,697
Cost of revenues	(17,475,049)	(15,897,467)
Gross profit	245,310	479,230
Selling, general and administrative expenses	(48,317,168)	5,807,811
Total other expenses, net	(1,465,422)	641,535
Loss before income taxes	(49,537,280)	6,928,576
Income tax expenses	0	334
Net (loss) income	$ (49,537,280)	$ 6,928,242